BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage U.S. Total Market V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 21, 2017 to the Prospectus of each Fund, dated June 12, 2017, as supplemented to date

Effective immediately, the following changes are made to each Fund’s Prospectus:

The section of each Fund’s Prospectus entitled “For More Information — Funds and Service Providers — Accounting Services Provider” is deleted in its entirety and replaced with the following:

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

BNY Mellon Investment Servicing (US) Inc.*

301 Bellevue Parkway

Wilmington, Delaware 19809

*	For BlackRock Large Cap Focus Growth V.I. Fund.

The section of each Fund’s Prospectus entitled “For More Information — Funds and Service Providers — Custodians” is deleted in its entirety and replaced with the following:

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

Brown Brothers Harriman & Co.1

40 Water Street

Boston, Massachusetts 02109

[1]	For BlackRock Large Cap Focus Growth V.I. Fund.

Shareholders should retain this Supplement for future reference.

PRO-VARADV-0717SUP